4. Loans Payable and Convertible Promissory Notes (Sept. 2017 Note) (Details2) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015
Convertible promissory notes	$ 12,535,800	$ 11,727,303	$ 11,156,871	$ 10,619,063	$ 10,112,812	$ 9,633,186	$ 9,179,229	$ 8,745,375	$ 8,341,171	$ 7,961,954
Convertible Promissory Note 1
Convertible promissory notes	1,562,642	1,546,988
Accrued interest	522,000	506,300
Convertible Promissory Note 2
Convertible promissory notes	816,203	801,078
Accrued interest	302,400	288,900
Convertible Promissory Note 3
Convertible promissory notes	3,476,024	3,083,698
Accrued interest	2,239,500	2,045,173
Convertible Promissory Note 4
Convertible promissory notes	6,680,931	6,295,539
Accrued interest	$ 2,766,805	$ 2,381,500